Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Taxes Payable Abstract
VAT payable	$ 6,858	$ 27,077
Other taxes payable	6,514	2,749
Total	$ 13,372	$ 29,826